Land Use Rights, Net - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived intangible assets, cash consideration				¥ 1,000.0
Land use right period				30 years
Amortization expense	¥ 34.4	¥ 34.4	¥ 34.4